Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies [Abstract]
Summary of future contractual obligations

Year	Research and Development	Property and Other Leases	Total

2014	$100,000	$101,200	$201,200
2015	75,000	25,000	100,000
2016	75,000	-	75,000
2017	75,000	-	75,000
2018	75,000	-	75,000
Total	$400,000	$126,200	$526,200